NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Interest Bearing Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
As of January 1, 2022	$ 11,163	¥ 77,000	¥ 80,000
Changes from financing cash flows	(998)	(6,882)	(7,035)
New leases
Interest expenses	563	3,882	4,035
Other changes
As of December 31, 2022	10,728	74,000	77,000
Dividends Payable [Member]
IfrsStatementLineItems [Line Items]
As of January 1, 2022	732	5,048
Changes from financing cash flows	(732)	(5,048)	(4,900)
New leases
Interest expenses			9,948
Other changes
As of December 31, 2022			5,048
Due To Related Companies [Member]
IfrsStatementLineItems [Line Items]
As of January 1, 2022	828	5,710	79,459
Changes from financing cash flows	(401)	(2,765)	49,788
New leases
Interest expenses
Other changes	67	463	(123,537)
As of December 31, 2022	494	3,408	5,710
Due To The Shareholder [Member]
IfrsStatementLineItems [Line Items]
As of January 1, 2022	2,037	14,050	7,149
Changes from financing cash flows	(998)	(6,885)	(7,149)
New leases
Interest expenses
Other changes	(2)	(12)	14,050
As of December 31, 2022	1,037	7,153	14,050
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
As of January 1, 2022	317	2,189	3,550
Changes from financing cash flows	(181)	(1,253)	(1,613)
New leases	258	1,781	102
Interest expenses	19	133	150
Other changes	9	65
As of December 31, 2022	$ 422	¥ 2,915	¥ 2,189